OPERATING LEASES - Schedule Of Components Of Lease Expenses (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
OPERATING LEASES
Operating lease expenses	¥ 160,155	¥ 200,017	¥ 182,591
Short-term lease expenses	5,646	8,299	4,424
Total	¥ 165,801	¥ 208,316	¥ 187,015